Quarterly Results Of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Royalties	$ 4,722	$ 4,404	$ 5,009	$ 4,708	$ 4,536	$ 5,178	$ 7,306	$ 7,000	$ 18,842,746	$ 24,020,334	$ 26,614,880
Interest and other income	27	35	20	26	37	45	23	31
Total revenues	4,749	4,439	5,029	4,734	4,573	5,223	7,329	7,031	18,951,389	24,156,052	26,738,539
Expenses	1,071	1,035	1,011	1,043	1,020	956	1,050	1,062	4,160,675	4,087,619	3,690,728
Net income	$ 3,678	$ 3,404	$ 4,018	$ 3,691	$ 3,553	$ 4,267	$ 6,279	$ 5,969	$ 14,790,714	$ 20,068,433	$ 23,047,811
Earnings per share	$ 2.45	$ 2.27	$ 2.68	$ 2.46	$ 2.37	$ 2.84	$ 4.19	$ 3.98	$ 9.86	$ 13.38	$ 15.37